File Number: 33-84546
                                              Filed Pursuant to Rule 497(e) of
                                                    the Securities Act of 1933


                                                           September 26, 2005

                  Supplement to the May 1, 2005 Class II Shares
         Prospectus for Pioneer Oak Ridge Large Cap Growth VCT Portfolio

Non-principal investment strategies and related risks

The following replaces the second sentence in the section entitled "Investments other than U.S. equity securities":

The portfolio will not invest more than 10% of its total assets in securities of emerging markets issuers.


                                                                 18158-00-0905
                                      (C) 2005 Pioneer Funds Distributor, Inc.
                                           Underwriter of Pioneer mutual funds
                                                                   Member SIPC